Upright Assets Allocation Plus Fund

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

The amendment for Upright Growth and Income Fund is to include the derivatives language in the Notes to Financial Statements.

Upright Assets Allocation Plus Fund

The amendment for Upright Assets Allocation Fund is to update the correct benchmark graph and to include the derivatives language in the Notes to Financial Statements.

Item 1.  Reports to Stockholders.

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

Upright Assets Allocation Plus Fund

March 31, 2018

____________________________________________________________________________________________

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….…………………..6

Statement of Assets and Liabilities…………………………………………………………………………9

Statement of Operations…………………………………………………………………….………………10

Statements of Changes in Net Assets………………………………………………………….……………11

Notes to Financial Statements………………………………………………………………………………12

Financial Highlights………………………………………………………………………………………...15

Fund Expense………………………………………………………………………………………………..16

Security Holdings by Industry Sector……………………………………………………………………….17

Trustees and Officers………………………………………………………………………………………...18

Upright Assets Allocation Plus Fund

June 11, 2018

Dear Valued Shareholder:

We would like to present the Semi-Annual Report of Upright Assets Allocation Plus Fund from October 1, 2017 to March 31, 2018.  The Fund lost 19.8% while the VBINX index increased 2.18% for the same period.

Market Review

The yield on the US 10-year Treasury Bills rose from 2.3% at the beginning of the year to 3.0% now. This increase is indeed not small, causing some doubts and selling pressures in the market, which is quite normal. However, in contrast to this data, U.S. stocks have a dividend rate of about 2%. Let's take a look at the investment environment in the United States when the stock market crashed in 2000. At that time, the yield on the 10-year US T-bills was about 5.5%, much higher than it is now. If there were any signs of a turmoil in the market, the funds would be diverted to bonds because it provided a safer and more attractive haven, which is not in line with today's environment.  Therefore, Buffett believes that US stock prices are still at a reasonable level, mainly due to the relatively low interest rate environment.

There are also bright spots that everyone thinks may be like the five major industries of the Industrial Revolution: 1) self-driving vehicles, 2) electric cars, 3) artificial intelligence, 4), Internet, 5) 3D model AR/VR virtual reality applications. These five areas have all been in development for a period of time. If one or two of these areas become established, the actual efficiency of operating a company will be elevated which is substantially different than the crash of 2000. Of course, this does not mean we have no reservations about US stocks. After all, the current P/E ratio is at a record high of about 27. Unless company earnings can be significantly increased, it is highly probable that US stocks will make more corrections. There are some stocks with sound fundamentals that will decline more than the current market index corrections, and we are currently following closely and awaiting possible opportunities.

Portfolio discussion

Why is Himax the major holding?  We will start with its product structure analysis.  This business is made up of two major areas.

1) Image Driver IC, this serves as the driver for mobile phones, tablets, and large, medium and small, high-resolution TVs. Mobile phones and TVs are still growing in saturated pace.  This area of business may not be as exciting because sales are usually flat or declining. The company’s current potential is focused on:

Upright Assets Allocation Plus Fund

2) The business part of the Non Driver IC, which includes 3D scanning, AR and VR, etc. This is an important technological advancement that may be part of our livelihood in the future.

In short, for a long time in the research and development of optics, Himax actually has a certain level of strength in 3D sensing and AR/VR. It is also the target of cooperation among many big companies. Once this happens, its business opportunities will become considerable.

Himax has the ability to provide optical solutions in this field. However, the partners still need time to integrate the part into their products. It was originally expected that a large number of shipments will be made in the second quarter, but the time will be delayed. It may be appropriate to give a little more time until next year for things to come together for Himax.  During this lean period, this stock is subject to strong selling pressures in the market, which is one of the main reasons for the decline in stock price.

The greatest risk Himax faces should be that these technologies have been replaced by others, or more powerful new products have emerged. This is certainly possible, but there are no signs of such yet. We have held this company for more than 10 years and we believe that its current  technical integrity is at its best in the past decade. It has devoted 20 years of research and development in image display technology and owns numerous patents.  For these reasons, world renowned companies such as Google, Microsoft, Qualcomm, etc. have been working closely with Himax.

Based on our explanations and analysis found above, we strongly believe that Himax should be given two or three more years of time to let it reflect its true value.

Since asset allocation is a newly established fund, coupled with an increase in the interest rate environment, the assets of the public debt are still under careful evaluation. We currently hold more than 50% of cash, which means that we have not yet configured our assets. We will gradually complete the construction in the coming quarters in accordance with the rationality of the prices of various assets over time.

Conclusion

Do not let short-term uncertainty derail long-term investment goal.

When the stock market reaches its new high, some investors may question whether the market is overheated. Periods of uncertainty can present challenges; correction is also inevitable for the market that is continuously reaching its new high. We deem it healthy and necessary, while at the same time we pay a lot of attention to market and stock valuation.  Once the stocks rise without fundamental support, we will raise cash and wait for the next opportunity.

We appreciate your trust and business, and we look forward to delivering outstanding performances in the years to come.

Sincerely,

Upright Assets Allocation Plus Fund

David Y. S. Chiueh

Portfolio Manager

This chart reflects the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Vanguard Balanced Index Fund - The investment seeks to track the performance of the benchmark index that measures the investment return of the overall U.S. stock market with 60% of its assets; the fund seeks to track the performance of a broad- market-weighted bond index with 40% of its assets.

Average Annual Returns

For the Period ended March 31, 2018

Since Inception（10/10/2017）
Upright Asset Allocation Fund (UPAAX)	-19.80%
Vanguard Balanced Index Fund (VBINX)	2.18%

Upright Assets Allocation Plus Fund

Schedule of Investments
March 31, 2018

Common Stocks 26.17%	Quantity	Value

Semiconductor 26.172%
Himax Technologies Adr	29,400	181,104

		---------------
Total Common Stock (Cost $311,640)		181,104

Cash and Money Funds 47.77%
Total Cash and Money Funds (Cost $330,569)		330,569
		---------------
Total Investments (Cost $642,209) 73.94%		$511,673

Other Assets in Excess of Total liability 26.06%		180,301

Total Net Assets 100%		691,974

* Non-income producing security

ADR - American Depository Receipt

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

Upright Assets Allocation Plus Fund

Statement of Assets and Liabilities March 31, 2018 (Unaudited)

ASSETS:
Investments, at market value (identified cost $642,209) Subscriptions receivable Security sales receivable	$511,673 180,000 12,531

Total Assets	704,204

LIABILITIES:
Investment advisory fees accrued Administrative fees	3,539 1,225
Custodian fees	12
Auditing fees	4,340
Trustee fees	865
Registration fees	346
Insurance fees Miscellaneous Redemption payable Security purchases payable	173 1,730 0 0

Total Liabilities	12,230

NET ASSETS	$691,974

NET ASSETS CONSIST OF:

Paid-in capital	833,507
Accumulated undistributed:
Net investment (loss)	(12,391)
Net realized gain	1,396
Net unrealized appreciation (depreciation)	(130,536)

Net Assets (based on 86,259 shares outstanding)	$691,974

Net Asset Value, redemption price per share	$8.02

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Operations
March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	0
Interest income	0

Total investment income	0

EXPENSES:
Investment advisory fees	3,539
Administrative fees	1,225
Custodian fees	173
Auditors and legal fees Trustee fees Blue Sky fees	4,340 865 346
Insurance fees	173
Miscellaneous	1,730

Total expenses	12,391

NET INVESTMENT(LOSS)	(12,391)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment securities	1,396
Change in unrealized depreciation on investments- net	(130,536)

Total realized and unrealized depreciation on investments- net	(129,140)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(141,531)

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

STATEMENT OF CHANGES IN NET ASSETS
For the Six-month Period Ended March 31,

2018
OPERATIONS
Net investment income (loss)	$(12,391)
Net realized gain (loss) on investment transactions	1,396
Net change in unrealized appreciation (depreciation) on investments	(130,536)

Net increase (decrease) in net assets from operations	$(141,531)
Distributions to Shareholders
From realized gains from securities transactions	0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$833,507
Payments for shares redeemed	0
Reinvestment of distributions	0

Net increase (decrease) in net assets from capital share transactions	833,507

TOTAL INCREASE (DECREASE) IN NET ASSETS	$691,974

NET ASSETS:
Beginning of year	$0

End of year	$691,974

CHANGES IN SHARES OUTSTANDING
Shares sold	86,259
Shares reinvested	0
Shares redeemed	0

Net increase (decrease) in shares outstanding	86,259

See accompanying notes to financial statement

Upright Assets Allocation Plus Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

Six Months Ended March 31
2018
PER SHARE DATA
Net asset value, beginning of year	10

Investment operations:
Net investment loss	(0.19)
Net realized and unrealized gain (loss) on investments	(1.79)

Total from investment operations	(2.21)

Less distributions from net investment income	0

Net asset value, end of year	$8.02

TOTAL RETURN	(19.78%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$691,974

Ratio of net expenses to average net assets	2.13%
Ratio of net investment income (loss) to average net assets	(2.13%)
Portfolio turnover rate	43.29%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Assets Allocation Plus Fund

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2018

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of three diversified investment portfolios.  The principal investment objective of the Assets Allocation Plus Fund is to seek total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2018.

Level 1

         $511,673.00

Level 2

            -

Level 3

                         -

Total

         $511,673.00

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Upright Assets Allocation Plus Fund

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2018

recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2018 or 2017.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2018.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2018. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2018 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$381,025
Proceeds from sales	$70,781

As of March 31, 2018, the gross unrealized appreciation for all securities totaled $0 and the gross unrealized depreciation for all securities totaled ($130,536) for a net unrealized depreciation of ($130,536) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2018 was $642,209.

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.30% of its daily net assets.  The Fund has accrued $3,539 of adviser fees through March 31, 2018. During the period ended March 31, 2018 the Fund incurred $3,539 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $1,225 of administrative fees through March 31, 2018. During the period ended March 31, 2018, the Fund incurred $1,225 in administrative fees.

Upright Assets Allocation Plus Fund

The investment advisor has paid the trustee fee personally. Accordingly, the trustee fee payable is due to him.

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2018

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DERIVATIVES

A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets.

Options Contracts

During the year, the Fund sold put options to generate income. Writing put options tends to increase a Fund’s exposure to the underlying instrument. When a fund writes a put option an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the options written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing put options which are exercised or closed are offset against amounts paid on the underlying security transaction to determine the cost basis of the security purchased.

 As of March 31, 2017, the Fund had no options outstanding because these options had been exercised.  The effect of derivative instruments that are included on the Statement of Operations for the year ended March 31, 2017 was as follows:

Amount of Realized Gain on Derivatives

Realized gain on investments
Options contracts	$11,947.67

The premium amount and the number of put option contracts written by the Fund during the year ended March 31, 2017, were as follows:

Activity	Number of contracts	Premium Amount
Put options written	600	23,911.50
Put options assigned	-300	-11963.83
Put options expirations	-300	-11,947.67
Total	0	0

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain as investments	0
Unrealized appreciation on investments	0
$0

The tax character of distributions paid for the years ended September, 2017 and 2016 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/17		$$0	$0
9/30/16		$$0	$0

7. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth and Income Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through March 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2017	March 31, 2018	October 1, 2017 to March 31, 2018

Actual	$1,000.00	$802	$10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.36	$8.34

* Expenses are equal to each Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Upright Growth and Income Fund

UPRIGHT ASSETS ALLOCATION PLUS FUND

 Security Holdings By Industry Sector

March 31, 2018

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The pie chart calculation is based on Total Investments of $511,673.

Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At a meeting held on June 23, 2017, the Board of Trustees, including the Independent Trustee, unanimously approved the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Upright Growth and Income Fund

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Upright Growth and Income Fund

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Upright Growth and Income Fund

Carol Jou 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1964 Alice Chen 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1962	Trustee Trustee and Audit Committee Chairperson	Since December 2005/ Indefinite Since November 2009/ Indefinite

Manager, Novartis Pharmaceutical Corporation

(2005 to present)

IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005)

Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China

Senior

Administrator,

J&M

Manufacturing

Corp, New Jersey

			1 1	N/A Alice N Chen Bing B Chen JTWROS

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker, LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Transfer Agent

Mutual Shareholder Services

8000Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Carol Jou

Upright Growth and Income Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: August 10, 2018

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: August 10, 2018

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The current head of the Audit Committee is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is

Upright Growth and Income Fund

“independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2018

New Fund

(b) Audit-Related Fees

FY 2018

New Fund

Nature of the fees:

N/A

(c) Tax Fees

FY 2018

New Fund

Nature of the fees:

N/A

(d)  All Other Fees

FY 2018

New Fund

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Upright Growth and Income Fund

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2018

New Fund

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

Upright Growth and Income Fund

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: August 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: August 10, 2018

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: August 10, 2018

* Print the name and title of each signing officer under his or her signature.

Upright Growth and Income Fund

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Growth and Income Fund

____________________________________________________________________________________________

March 31, 2018

Upright Growth and Income Fund

____________________________________________________________________________________________

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….…………………..6

Statement of Assets and Liabilities…………………………………………………………………………9

Statement of Operations…………………………………………………………………….………………10

Statements of Changes in Net Assets………………………………………………………….……………11

Notes to Financial Statements………………………………………………………………………………12

Financial Highlights………………………………………………………………………………………...15

Fund Expense………………………………………………………………………………………………..16

Security Holdings By Industry Sector……………………………………………………………………….17

Trustees and Officers………………………………………………………………………………………...18

Upright Growth and Income Fund

June 11, 2018

Dear Valued Shareholder:

We would like to present the Semi-Annual Report of Upright Growth and Income Fund from October 1, 2017 to March 31, 2018.  The Fund lost 15.60% while the VQNPX index increased 4.57% for the same period.

Market Review

The yield on the US 10-year Treasury Bills rose from 2.3% at the beginning of the year to 3.0% now. This increase is indeed not small, causing some doubts and selling pressures in the market, which is quite normal. However, in contrast to this data, U.S. stocks have a dividend rate of about 2%. Let's take a look at the investment environment in the United States when the stock market crashed in 2000. At that time, the yield on the 10-year US T-bills was about 5.5%, much higher than it is now. If there were any signs of a turmoil in the market, the funds would be diverted to bonds because it provided a safer and more attractive haven, which is not in line with today's environment.  Therefore, Buffett believes that US stock prices are still at a reasonable level, mainly due to the relatively low interest rate environment.

There are also bright spots that everyone thinks may be like the five major industries of the Industrial Revolution: 1) self-driving vehicles, 2) electric cars, 3) artificial intelligence, 4), Internet, 5) 3D model AR/VR virtual reality applications. These five areas have all been in development for a period of time. If one or two of these areas become established, the actual efficiency of operating a company will be elevated which is substantially different than the crash of 2000. Of course, this does not mean we have no reservations about US stocks. After all, the current P/E ratio is at a record high of about 27. Unless company earnings can be significantly increased, it is highly probable that US stocks will make more corrections. There are some stocks with sound fundamentals that will decline more than the current market index corrections, and we are currently following closely and awaiting possible opportunities.

Portfolio discussion

Why is Himax the major holding for these two years; we will start with its product structure analysis.  This business has two major blocks:

1) Image Driver IC, this serves as the driver for mobile phones, tablets, and large, medium and small, high-resolution TVs. Mobile phones and TVs are still growing in saturated pace.  This area of business may not be as exciting because sales are usually flat or declining. The company’s current potential is focused on:

2) The business part of the Non Driver IC, which includes 3D scanning, AR and VR, etc. This is an important technological advancement that may be related to our livelihood in the future.

Upright Growth and Income Fund

In short, for a long time in the research and development of optics, Himax actually has a certain level of strength in 3D sensing and AR/VR. It is also the target of cooperation among many big companies. Once this happens, its business opportunities will become considerable.

Himax has the ability to provide optical solutions in this field. However, the overall combination of its partners still need some time to make adjustments. It is originally expected that a large number of shipments will be made in the second quarter, and the time will be delayed. For the fourth quarter, it may be appropriate to give Himax some more time into the next year to deliver.  In this lean period of time, this stock is subjected to strong selling pressures in the market, which is one of the main reasons for the decline in stock price.

The greatest risk Himax faces should be that these technologies have been replaced by others, or more powerful new products have emerged. This is certainly possible, but there are no signs of such yet. We have held this company for more than 10 years and we believe that its technical integrity is at its best in the past decade. It has devoted 20 years of research and development in image display technology and owns numerous patents.  For these reasons, world renowned companies such as Google, Microsoft, Qualcomm, etc. have been working closely with Himax.

Based on our explanations and analysis found above, we strongly believe that Himax should still give around two or three more years of time to allow him to reflect his true value.

We will continue to focus on stabilizing large dividend-issuing stock companies. If the company can still be amended to make the stock price closer to a reasonable price, it will be the first choice we purchase in the next quarter, for example the energy stock EXXON MOBIL, from the recent high point. Up until this point, the price in March or so has been revised by 30%. The company has nearly 4% of the dividends higher than the 2% dividend found within the S&P 500. Companies such as these are our major targets in the coming future.

Conclusion

Do not let short-term uncertainty derail long-term investment goal.

When the stock market reaches its new high, some investors may question whether the market is overheated. Periods of uncertainty can present challenges; correction is also inevitable for the market that is continuously reaching its new high. We deem it healthy and necessary, while at the same time we pay a lot of attention to market and stock valuation.  Once the stocks rise without fundamental support, we will raise cash and wait for the next opportunity.

We appreciate your trust and business, and we look forward to delivering outstanding performances in the years to come.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth and Income Fund

This chart reflects the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Vanguard Growth and Income Fund - The fund’s quantitative investment approach results in risk and sector profiles that are similar to those of its benchmark index. The key risk for the fund is the volatility that comes with its full exposure to the stock market. The fund provides broad exposure to a diverse group of large U.S. companies and may be considered a primary equity holding in a portfolio.

Average Annual Returns

For the Periods ended March 31, 2018

Since Inception （10/10/2017）
Upright Growth & Income Fund (UPDDX)	-15.60%
Vanguard Growth and Income Fund (VQNPX)	4.57%

Upright Growth and Income Fund

Schedule of Investments
March 31, 2018

Common Stocks 27.67%	Quantity	Value

Diversified Company 1.931%
General Electric Company	1,000	13,480

Drug Manufacturer 3.673%
Teva Pharm Inds Ltd Adrf	1,500	25,635

Semiconductor 22.066%
Himax Technologies Adr	25,000	154,000

		---------------
Total Common Stocks (Cost $317,484)		193,115

Cash and Money Funds 63.81%
Total Cash and Money Funds (Cost $445,306)		445,306
		---------------
Total Investments (Cost $762,790) 91.48%		$638,421

Other Assets less Liability 8.52%		59,449

Total Net Assets 100%		$697,870

* Non-income producing security

ADR - American Depository Receipt

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Assets and Liabilities March 31, 2018 (Unaudited)
ASSETS:
Investments, at market value (identified cost $762,790) Security sales receivable	$638,422 72,112

Total Assets	710,534

LIABILITIES:
Investment advisory fees accrued Administrative fees	3,995 1,199
Custodian fees	12
Auditing fees	4,340
Trustee fees	865
Registration fees	346
Insurance fees Miscellaneous Redemption payable Security purchases payable	173 1,734 0 0

Total Liabilities	12,664

NET ASSETS	$697,870

NET ASSETS CONSIST OF:

Paid-in capital	810,991
Accumulated undistributed:
Net investment (loss)	(12,817)
Net realized gain	24,065
Net unrealized appreciation	(124,369)

Net Assets (based on 82,700 shares outstanding)	$697,870

Net Asset Value, redemption price per share	$8.44

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Operations
March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	0
Interest income	0

Total investment income	0

EXPENSES:
Investment advisory fees	3,955
Administrative fees	1,186
Custodian fees	173
Auditors and legal fees Trustee fees Blue Sky fees	4,340 865 346
Insurance fees	173
Miscellaneous	1,779

Total expenses	12,817

NET INVESTMENT(LOSS)	(12,817)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment securities	24,065
Change in unrealized appreciation (depreciation) on investments - net	(124,369)

Total realized and unrealized appreciation (deprec) on investments - net	(100,304)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(113,121)

See accompanying notes to financial statements.

Upright Growth and Income Fund

STATEMENT OF CHANGES IN NET ASSETS
For the Six-month Period Ended March 31,

2018
OPERATIONS
Net investment income (loss)	$(12,817)
Net realized gain (loss) on investment transactions	24,065
Net change in unrealized appreciation (depreciation) on investments	(124,369)

Net increase (decrease) in net assets from operations	$(113,121)
Distributions to Shareholders
From realized gains from securities transactions	0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	$810,991
Payments for shares redeemed	0
Reinvestment of distributions	0

Net increase (decrease) in net assets from capital share transactions	810,991

TOTAL INCREASE (DECREASE) IN NET ASSETS	$697,870

NET ASSETS:
Beginning of year	$0

End of year	$697,870

CHANGES IN SHARES OUTSTANDING
Shares sold	82,700
Shares reinvested	0
Shares redeemed	0

Net increase (decrease) in shares outstanding	82,700

Upright Growth and Income Fund

See accompanying notes to financial statements

Financial Highlights
Selected data for a share outstanding throughout each year.

Six Months Ended March 31
2018
PER SHARE DATA
Net asset value, beginning of year	$10.00

Investment operations:
Net investment loss	(0.17)
Net realized and unrealized gain (loss) on investments	(1.39)

Total from investment operations	(1.56)

Less distributions from net investment income	0

Net asset value, end of year	$8.44

TOTAL RETURN	(15.61%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$697,870

Ratio of net expenses to average net assets	1.89%
Ratio of net investment income (loss) to average net assets	(1.89%)
Portfolio turnover rate	40.34%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2018

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

d)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2018.

Level 1

         $638,421

Level 2

            -

Level 3

                          -

Total

         $638,421

e)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

f)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Upright Growth and Income Fund

i)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2018

recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

j)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2018 or 2017.

k)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

l)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2018.

m)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2018. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2018 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$376,087
Proceeds from sales	$82,667

As of March 31, 2018, the gross unrealized appreciation for all securities totaled $5,062.50 and the gross unrealized depreciation for all securities totaled ($129,431.95) for a net unrealized depreciation of ($124,369.45) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2018 was $762,790.

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $3,995 of adviser fees through March 31, 2018. During the period ended March 31, 2018 the Fund incurred $3,955 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $1,199 of administrative fees through March 31, 2018. During the period ended March 31, 2018, the Fund incurred $1,186 in administrative fees.

The investment advisor has paid the trustee fee personally. Accordingly, the trustee fee payable is due to him.

Upright Growth and Income Fund

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2018

5. DERIVATIVES

A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets.

Options Contracts

During the year, the Fund sold put options to generate income. Writing put options tends to increase a Fund’s exposure to the underlying instrument. When a fund writes a put option an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the options written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing put options which are exercised or closed are offset against amounts paid on the underlying security transaction to determine the cost basis of the security purchased.

 As of March 31, 2017, the Fund had no options outstanding because these options had been exercised.  The effect of derivative instruments that are included on the Statement of Operations for the year ended March 31, 2017 was as follows:

The premium amount and the number of put option contracts written by the Fund during the year ended March 31, 2017, were as follows:

Activity	Number of contracts	Premium Amount
Put options written	200	10,558.94
Put options assigned	-200	-10,558.94
Total	0	0

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain as investments	0
Unrealized appreciation on investments	0
$0

The tax character of distributions paid for the years ended September, 2017 and 2016 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/17		$$0	$0
9/30/16		$$0	$0

7. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth and Income Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2017 through March 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 10, 2017	March 31, 2018	October 10, 2017 to March 31, 2018

Actual	$1,000.00	$844	$10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1014.42	$9.28

* Expenses are equal to each Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Upright Growth and Income Fund

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

March 31, 2018

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

SECURITY HOLDINGS BY INDUSTRY SECTOR
MARCH 31, 2018
diversified company
drug manufacturer
semiconductor
cash and money funds

The pie chart calculation is based on Total Investments of $638,421.

Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At a meeting held on June 23, 2017, the Board of Trustees, including the Independent Trustee, unanimously approved the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low

Upright Growth and Income Fund

portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Upright Growth and Income Fund

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustee

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Upright Growth and Income Fund

Carol Jou 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1964 Alice Chen 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1962	Trustee Trustee and Financial Officer	Since December 2005/ Indefinite Since November 2009/ Indefinite

Manager, Novartis Pharmaceutical Corporation

(2005 to present)

IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005)

Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China

Senior

Administrator,

J&M

Manufacturing

Corp, New Jersey

			1 1	N/A Alice N Chen Bing B Chen JTWROS

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker, LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Carol Jou

Upright Growth and Income Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: August 10, 2018

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: August 10, 2018

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

Upright Growth and Income Fund

The current head of the Audit Committee is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2018

New Fund

(b) Audit-Related Fees

FY 2018

New Fund

Nature of the fees:

N/A

(c) Tax Fees

FY 2018

New Fund

Nature of the fees:

N/A

(d)  All Other Fees

FY 2018

New Fund

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Upright Growth and Income Fund

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2018

New Fund

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

Upright Growth and Income Fund

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: August 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: August 10, 2018

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: August 10, 2018

* Print the name and title of each signing officer under his or her signature.

Upright Growth and Income Fund

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

Upright Growth and Income Fund

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date  August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date August 20, 2018

* Print the name and title of each signing officer under his or her signature.